CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net Income	$ (9,586,182)	$ (4,177,050)
Adjustments:
Depreciation and Amortization	435,770	457,824
Stock Option Compensation	1,054,212	1,363,918
Stock Issued for Services	100,000	40,800
Bad Debt Expense	215,346
Deferred Income Taxes	(3,180,976)	(2,471,630)
Amortization of Note Discount	1,994,941	0
Derivative Liability	4,432,734	0
Changes:
Inventory	17,322	(130,471)
Accounts Receivable	330,154	(444,035)
Loans Receivable - Employees	(206,731)	6,378
Prepaid Expenses	114,050	(36,706)
Prepaid Taxes	(108,562)	(625,000)
Deferred Tax Asset	(189,915)	(53,293)
Other Assets	26,000	0
Accounts Payable and Accrued Expenses	1,988,521	3,430,382
Taxes Payable	0	0
Deferred Tax Liability	189,915	53,293
Net Cash Flows from Operating Activities	(2,373,401)	(2,585,590)
Cash Flows from Investing Activities:
Net Sales or (Purchases) of Investments	0	244,416
Acquisition of Intangible Assets	(179,328)	(430,039)
Purchases of Property and Equipment	(115,532)	(82,285)
Net Cash Flows from Investing Activities	(294,860)	(267,908)
Cash Flows from Financing Activities:
Notes Payable-Related Parties	3,137,000	1,602,000
Repayment of Related Party Note	(22,000)
Due to Related Parties	(267,500)	602,948
Net Cash Flows from Financing Activities	2,847,500	2,204,948
Net Change in Cash and Cash Equivalents	179,239	(648,550)
Cash and Cash Equivalents - Beginning of Year	147,364	795,914
Cash and Cash Equivalents - End of Period	326,603	147,364
Supplemental Disclosure of Cash Flow Information
Income Taxes Paid	$ 103,600	$ 625,000